Marketable Securities (Schedule of Gross Unrealized Losses on Available-for-Sale Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Unrealized losses	$ (24)	$ (57)
Fair value	3,641	4,319
Corporate Debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Unrealized losses	(22)	(57)
Fair value	3,345	4,319
Governmental Debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Unrealized losses	(2)
Fair value	$ 296